Convertible Promisory Notes (TABLES)	6 Months Ended
Jun. 30, 2012
Convertible Promisory Notes
Convertible Promisory Notes

In connection with the binding letter of intent dated April 10, 2012 between the Company and DDAC, Coventry Capital LLC (Holder) advanced a total $450,000, under convertible promissory notes.

Advance Date	$ Advanced
April 12, 2012	$150,000
April 27, 2012	$100,000
May 24, 2012	$100,000
June 11, 2012	$100,000
Total	$450,000